Convertible Senior Notes - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended
	Dec. 17, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 15, 2013	Apr. 15, 2008	Dec. 31, 2011
Debt Instrument [Line Items]
Interest due and payable		$ 251,264,000	$ 113,469,000
Cash payment for settlement of principal amount		0	11,185,000	0
Convertible Senior Notes		704,987,000	1,616,000
Trading price			$ 1.08	$ 4.16
Proceeds allocated to the issuance of warrants	387,000
JXLDK
Debt Instrument [Line Items]
Percentage of equity interests pledged to China Development Bank Capital Corporation Ltd							15.00%
Heng Rui Xin Energy (HK) Co
Debt Instrument [Line Items]
Number of warrants issued	6,600,000
Number of common stock purchasable by each warrant	1
Warrant exercise price per common share	$ 0.1
Heng Rui Xin Energy (HK) Co
Debt Instrument [Line Items]
Net proceeds from offering of Convertible Senior Notes	10,000,000
Number of warrants issued	6,600,000
4.75% Convertible Senior Notes due 2013
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Notes				23,793,000	23,793,000	400,000,000
Convertible Senior Notes, interest rate		4.75%	4.75%			4.75%
Net proceeds from offering of Convertible Senior Notes						388,743,000
Convertible Notes, maturity date		Apr. 15, 2013
Interest due and payable					565,000
Debt instrument, settled principal amount					22,177,000
Cash payment for settlement of principal amount					11,185,000
Issuance of new shares for settlement of principal amount					353,000
Convertible Senior Notes		1,616,000	1,616,000
Senior Notes, maturity date		2013	2013
4.75% Convertible Senior Notes due 2013 | Semi Annual Payment, First Payment
Debt Instrument [Line Items]
Annual interest payable date		--04-15
4.75% Convertible Senior Notes due 2013 | Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Annual interest payable date		--10-15
5.535% Convertible Senior Notes due 2016
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Notes	358,743,000
Convertible Senior Notes, interest rate		5.535%	5.535%
Convertible Notes, maturity date		Jun. 03, 2016
Convertible Senior Notes		386,984,000	0
Convertible Senior Notes, per share	20.00
Trading price	$ 0.20
Senior Notes, maturity date		2016	2016
5.535% Convertible Senior Notes due 2016 | JXLDK
Debt Instrument [Line Items]
Percentage of equity interests pledged to China Development Bank Capital Corporation Ltd		24.00%
5.535% Convertible Senior Notes due 2016 | Conversion Condition One
Debt Instrument [Line Items]
Issuance of new shares for settlement of principal amount	1,000
Convertible Senior Notes, conversion ratio	50 Ordinary Shares per US$1,000 of the principal amount of the Notes Due 2016
Number of ADSs per USD 1,000 of the principal amount of convertible notes	50
Convertible Senior Notes, conversion due date	Mar. 31, 2015
5.535% Convertible Senior Notes due 2016 | Conversion Condition Two
Debt Instrument [Line Items]
Issuance of new shares for settlement of principal amount	1,000
Convertible Senior Notes, conversion due date	Mar. 31, 2016
Number of trading day period	20
Convertible Senior Notes, conversion period	1 year
Convertible Senior Notes, commencing date	Apr. 01, 2015
5.535% Convertible Senior Notes due 2016 | Conversion Condition Two | Between April 1, 2015 to March 31, 2016
Debt Instrument [Line Items]
Convertible Senior Notes, aggregate principal amount subject to conversion	62,500,000
5.535% Convertible Senior Notes due 2016 | Conversion Condition Two | Any rolling quarter Between April 1, 2015 to March 31, 2016
Debt Instrument [Line Items]
Convertible Senior Notes, aggregate principal amount subject to conversion	20,000,000
5.535% Convertible Senior Notes due 2016 | Semi Annual Payment, First Payment
Debt Instrument [Line Items]
Annual interest payable date		--06-17
5.535% Convertible Senior Notes due 2016 | Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Annual interest payable date		--12-17
Senior Notes
Debt Instrument [Line Items]
Convertible Senior Notes, interest rate	10.00%
Senior Notes, maturity date	2014
5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Notes	264,459,000
Convertible Senior Notes, interest rate		5.535%	5.535%
Convertible Notes, maturity date		Dec. 31, 2018
Convertible Senior Notes	307,206,000	306,774,000	0
Convertible Senior Notes, per share	20.00
Trading price	$ 0.20
Senior Notes, maturity date		2018	2018
Debt premium	42,747,000	42,315,000	0
5.535% Convertible Senior Notes due 2018 | Conversion Condition One
Debt Instrument [Line Items]
Issuance of new shares for settlement of principal amount	1,000
Convertible Senior Notes, conversion ratio	50 Ordinary Shares per US$1,000 of the principal amount of the Notes Due 2018
Number of ADSs per USD 1,000 of the principal amount of convertible notes	50
Convertible Senior Notes, conversion due date	Mar. 31, 2015
5.535% Convertible Senior Notes due 2018 | Conversion Condition Two
Debt Instrument [Line Items]
Issuance of new shares for settlement of principal amount	1,000
Convertible Senior Notes, conversion due date	Mar. 31, 2016
Number of trading day period	20
Convertible Senior Notes, conversion period	1 year
Convertible Senior Notes, commencing date	Apr. 01, 2015
5.535% Convertible Senior Notes due 2018 | Conversion Condition Two | Between April 1, 2015 to March 31, 2016
Debt Instrument [Line Items]
Convertible Senior Notes, aggregate principal amount subject to conversion	62,500,000
5.535% Convertible Senior Notes due 2018 | Conversion Condition Two | Any rolling quarter Between April 1, 2015 to March 31, 2016
Debt Instrument [Line Items]
Convertible Senior Notes, aggregate principal amount subject to conversion	20,000,000
5.535% Convertible Senior Notes due 2018 | Semi Annual Payment, First Payment
Debt Instrument [Line Items]
Annual interest payable date		--06-17
5.535% Convertible Senior Notes due 2018 | Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Annual interest payable date		--12-17
Convertible Promissory Note
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Notes	10,000,000
Net proceeds from offering of Convertible Senior Notes	9,613,000	10,000,000	0	0
Convertible Notes, maturity date	Dec. 17, 2020
Convertible Senior Notes		9,613,000	0
Number of trading day period		60
Convertible Notes, maturity year	2020-04
Debt instrument conversion feature latest date, number of days prior to maturity date		15 days
Conversion rate as a percentage of of the volume-weighted average price for the 60-trading-day period		50.00%
Convertible Promissory Note | Heng Rui Xin Energy (HK) Co
Debt Instrument [Line Items]
Convertible Notes, maturity year	2020-04
Revised loans
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Notes					$ 10,513,000
Annual interest rate, minimum					4.75%
Annual interest rate, maximum					10.50%
Debt instrument, maturity period					1 year